VALUE OF IN-FORCE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of value of in-force business [Abstract]
Schedule of Range of Yields and Other Key Assumptions
The table below shows the resulting range of yields and other key assumptions at 31 December:

	2021	2020
	%	%
Risk-free rate (value of in-force non-annuity business)[1]	(0.16) to 3.60	(0.36) to 3.75
Risk-free rate (value of in-force annuity business)[1]	0.72 to 4.49	0.41 to 4.53
Risk-free rate (financial options and guarantees)[1]	(0.16) to 3.60	(0.36) to 3.75
Retail price inflation	3.28	3.00
Expense inflation	3.58	3.30
1All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.

Schedule of Value of In-Force Business
The value of in-force business asset in the consolidated balance sheet is comprised as follows:

	2021	2020
	£m	£m
Acquired value of in-force non-participating investment contracts	197	221
Value of in-force insurance and participating investment contracts	5,317	5,396
Total value of in-force business	5,514	5,617

Schedule of In-Force Business, Acquisition Value and Movements
The movement in the acquired value of in-force non-participating investment contracts over the year is as follows:

	2021	2020
	£m	£m
At 1 January	221	247
Amortisation (note 11)	(24)	(26)
At 31 December	197	221
The movement in the value of in-force insurance and participating investment contracts over the year is as follows:

	2021	2020
	£m	£m
At 1 January	5,396	5,311
Exchange and other adjustments	(9)	9
Movements in the year:
New business	321	361
Existing business:
Expected return	(355)	(297)
Experience variances	84	(82)
Assumption changes	(465)	141
Economic variance	345	(47)
Movement in the value of in-force business (note 9)	(70)	76
At 31 December	5,317	5,396